Derivative Financial Instruments and Off-balance sheet Financial Instruments - CDS notional amounts by credit rating (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit Derivatives
Notional amount	$ 3,148	$ 2,385
Credit default contracts
Credit Derivatives
Notional amount	5	5
Fair value	0	0
Credit default contracts | Single name
Credit Derivatives
Notional amount	5	5
Fair value	0	0
AA | Credit default contracts
Credit Derivatives
Notional amount	0	0
AA | Credit default contracts | Single name
Credit Derivatives
Notional amount	0	0
A | Credit default contracts
Credit Derivatives
Notional amount	0	0
A | Credit default contracts | Single name
Credit Derivatives
Notional amount	0	0
BBB | Credit default contracts
Credit Derivatives
Notional amount	0	0
BBB | Credit default contracts | Single name
Credit Derivatives
Notional amount	0	0
BB and lower | Credit default contracts
Credit Derivatives
Notional amount	5	5
BB and lower | Credit default contracts | Single name
Credit Derivatives
Notional amount	$ 5	$ 5